LIQUIDITY AND CAPITAL RESOURCES (Details Narrative)	6 Months Ended				12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 HKD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2023 HKD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 225,205	$ 1,756,610	$ 88,917	$ 693,556	$ 129,719	$ 1,011,804	$ 131,073	$ 1,022,362
Cash	18,434				67,975			420,582	$ 143,788	$ 530,206
Net cash used in operating activities	7,761	60,542		370,108	(70,078)	(546,611)		(96,883)
Loss from operation	$ 222,737	$ 1,737,355		$ 1,004,739	173,665	1,354,586		$ 1,821,438
Cash inflows					$ 13,283	$ 103,611